UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3757

DREYFUS PREMIER CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC. - Dreyfus California AMT-Free Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	8/31/13

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Bond Fund
August 31, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.1%	Rate (%)	Date	Amount ($)	Value ($)
California--91.1%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Diego Hospital
Association)	5.38	3/1/21	4,000,000	4,071,760
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Sharp HealthCare)	6.00	8/1/30	5,000,000	5,496,550
Alameda Corridor Transportation
Authority, Senior Lien Revenue	5.00	10/1/21	2,300,000	2,603,347
Bay Area Toll Authority,
San Francisco Bay Area
Subordinate Lien Toll Bridge
Revenue	5.00	4/1/43	7,500,000	7,363,275
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/24	17,580,000	20,003,051
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/34	10,000,000	10,204,700
Brentwood Infrastructure Financing
Authority, Water Revenue	5.75	7/1/38	4,250,000	4,440,740
California,
GO	5.00	8/1/22	5,000,000	5,581,550
California,
GO (Various Purpose)	5.50	4/1/19	4,455,000	5,279,175
California,
GO (Various Purpose)	5.00	11/1/23	5,000,000	5,583,000
California,
GO (Various Purpose)	5.25	2/1/29	13,835,000	14,644,486
California,
GO (Various Purpose)	5.00	10/1/29	5,250,000	5,418,945
California,
GO (Various Purpose)	5.25	3/1/30	15,000,000	15,783,600
California,
GO (Various Purpose)	5.75	4/1/31	4,500,000	4,806,990
California,
GO (Various Purpose)	5.25	9/1/31	25,000,000	26,317,000
California,
GO (Various Purpose)	5.25	9/1/32	19,500,000	20,406,945
California,
GO (Various Purpose)	5.25	10/1/32	9,170,000	9,599,890
California,
GO (Various Purpose)	6.00	3/1/33	3,000,000	3,382,650
California,
GO (Various Purpose)	6.50	4/1/33	30,000,000	34,909,800
California,
GO (Various Purpose)	5.50	11/1/35	10,000,000	10,493,900
California,

GO (Various Purpose)	5.00	2/1/38	5,000,000	4,992,800
California,
GO (Various Purpose)	5.50	3/1/40	17,500,000	18,108,125
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/21	7,500,000	8,489,550
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/21	9,000,000	10,279,080
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/26	7,500,000	8,228,475
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/27	11,600,000	12,813,128
California Educational Facilities
Authority, Revenue (Pooled
College and University
Projects)	5.63	6/30/23	135,000	163,323
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	5,000,000	5,213,600
California Health Facilities
Financing Authority, Revenue
(Catholic Healthcare West)	5.63	7/1/32	5,875,000	5,935,630
California Health Facilities
Financing Authority, Revenue
(City of Hope)	5.00	11/15/23	1,650,000	1,791,685
California Health Facilities
Financing Authority, Revenue
(City of Hope)	5.00	11/15/24	1,600,000	1,717,200
California Health Facilities
Financing Authority, Revenue
(Lucile Salter Packard
Children's Hospital at
Stanford)	5.00	8/15/25	5,855,000	6,304,196
California Health Facilities
Financing Authority, Revenue
(Rady Children's Hospital -
San Diego)	5.25	8/15/41	8,500,000	8,540,970
California Health Facilities
Financing Authority, Revenue
(Saint Joseph Health System)	5.00	7/1/37	7,500,000	7,266,000
California Health Facilities
Financing Authority, Revenue
(Scripps Health)	5.00	11/15/32	1,150,000	1,147,102
California Health Facilities
Financing Authority, Revenue
(Scripps Health)	5.00	11/15/36	12,525,000	12,221,644
California Health Facilities
Financing Authority, Revenue
(Stanford Hospital and Clinics)	5.00	8/15/42	1,000,000	968,760
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	6,000,000	6,754,140

California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/31	3,500,000		3,628,870
California Housing Finance Agency,
Home Mortgage Revenue
(Collateralized; FNMA)	5.50	8/1/38	7,455,000		7,571,000
California Infrastructure and
Economic Development Bank,
Revenue (Performing Arts
Center of Los Angeles County)	5.00	12/1/27	1,000,000		1,016,060
California Municipal Finance
Authority, COP (Community
Hospitals of Central
California Obligated Group)	5.25	2/1/27	6,750,000		6,781,792
California Pollution Control
Financing Authority, Revenue
(San Jose Water Company
Project)	5.10	6/1/40	5,500,000		5,373,940
California Pollution Control
Financing Authority, Water
Facilities Revenue (American
Water Capital Corporation
Project)	5.25	8/1/40	7,500,000	a	7,146,900
California State Public Works
Board, LR (Department of
Health Services-Richmond
Laboratory, Phase III Office
Building) (Insured; XLCA)	5.00	11/1/19	1,680,000		1,818,348
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	3/1/25	1,795,000		1,917,742
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/31	10,000,000		9,951,900
California State Public Works
Board, LR (The Regents of the
University of California)
(Various University of
California Projects)	5.50	6/1/14	1,430,000		1,486,156
California State University
Trustees, Systemwide Revenue	5.00	11/1/27	2,510,000		2,640,922
California State University
Trustees, Systemwide Revenue	5.00	11/1/28	5,000,000		5,200,600
California Statewide Communities
Development Authority, COP
(The Internext Group)	5.38	4/1/30	13,300,000		13,300,532
California Statewide Communities
Development Authority, Insured
Revenue (Saint Joseph Health
System) (Insured; FGIC)	5.75	7/1/47	10,000,000		10,584,400
California Statewide Communities
Development Authority, Insured
Revenue (Saint Joseph Health

System) (Insured; National
Public Finance Guarantee Corp.)	5.13	7/1/24	5,000,000		5,369,850
California Statewide Communities
Development Authority, Revenue
(American Baptist Homes of the
West)	2.10	10/1/19	2,000,000		1,946,780
California Statewide Communities
Development Authority, Revenue
(Cottage Health System
Obligated Group)	5.25	11/1/30	3,750,000		3,843,075
California Statewide Communities
Development Authority, Revenue
(Cottage Health System
Obligated Group)	5.00	11/1/40	11,940,000		11,636,127
California Statewide Communities
Development Authority, Revenue
(Inland Regional Center
Project)	5.25	12/1/27	9,000,000		9,220,050
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/42	3,000,000		2,887,320
California Statewide Communities
Development Authority, School
Facility Revenue (Aspire
Public Schools)	6.00	7/1/40	7,975,000		7,706,322
California Statewide Communities
Development Authority, Student
Housing Revenue (CHF-Irvine,
LLC-UCI East Campus
Apartments, Phase II)	5.75	5/15/32	4,000,000		4,072,120
Capistrano Unified School District
(Ladera) Community Facilities
District Number 98-2, Special
Tax Bonds (Insured; National
Public Finance Guarantee Corp.)	5.00	9/1/19	3,545,000		3,660,532
Carson Redevelopment Agency,
Tax Allocation Revenue
(Redevelopment Project Area
Number 1) (Insured; National
Public Finance Guarantee Corp.)	5.50	10/1/13	1,000,000		1,003,200
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/22	3,000,000	b	2,140,410
Coast Community College District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/29	15,565,000		16,077,711
Delano,
COP (Delano Regional Medical
Center)	3.00	1/1/15	1,210,000		1,231,719
Delano,
COP (Delano Regional Medical
Center)	4.00	1/1/16	1,245,000		1,306,627
Delano,
COP (Delano Regional Medical
Center)	4.00	1/1/17	1,305,000		1,369,167

Foothill-De Anza Community College
District, GO (Insured; AMBAC)	5.00	8/1/22	10,350,000		11,534,661
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue	5.75	1/15/40	1,745,000		1,622,187
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.13	1/15/19	2,000,000		2,001,200
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
Assured Guaranty Municipal
Corp.)	4.55	6/1/22	1,725,000		1,745,476
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	10,545,000		8,901,351
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/47	8,000,000		5,360,880
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	12,500,000		9,231,625
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/21	4,375,000	b	3,255,044
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/22	4,605,000	b	3,230,546
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/23	4,850,000	b	3,213,658
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/26	3,265,000	b	1,797,219
JPMorgan Chase Putters/Drivers
Trust (Series 4354) (Riverside
County Transportation
Commission, Sales Tax Revenue)	5.25	6/1/21	7,500,000	a,c	7,795,350
JPMorgan Chase Putters/Drivers
Trust (Series 4361) (Los
Angeles Department of Water
and Power, Water System
Revenue)	5.00	7/1/20	12,000,000	a,c	12,196,320
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.00	5/15/19	910,000		1,059,650
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.25	5/15/26	5,000,000		5,349,250
Los Angeles Department of

Airports, Senior Revenue (Los
Angeles International Airport)	5.00	5/15/29	3,915,000		4,055,431
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.25	5/15/29	16,090,000		17,219,035
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.00	5/15/35	25,000,000		25,083,000
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	26,055,000		29,111,773
Metropolitan Water District of
Southern California, Water
Revenue	5.00	10/1/34	7,390,000		7,768,664
Metropolitan Water District of
Southern California, Water
Revenue	5.00	1/1/39	5,000,000		5,057,050
Midpeninsula Regional Open Space
District Financing Authority,
Revenue (Insured; AMBAC)	0.00	9/1/15	2,825,000	b	2,781,015
Murrieta Valley Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/21	4,950,000	b	3,551,130
Natomas Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.95	9/1/21	2,500,000		2,850,150
North Natomas Community Facilities
District Number 4, Special Tax
Bonds	5.25	9/1/26	2,760,000		2,800,020
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)
(Prerefunded)	7.00	1/1/16	670,000	d	740,417
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)
(Prerefunded)	7.50	7/1/21	375,000	d	491,246
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; National
Public Finance Guarantee Corp.)	6.30	7/1/18	19,000,000		21,554,930
Orange County Community Facilities
District, Special Tax Bonds
(Landera Ranch)	5.63	8/15/34	4,000,000		4,001,120
Pomona Redevelopment Agency,
Tax Allocation Revenue (West
Holt Avenue Redevelopment
Project)	5.50	5/1/32	3,000,000		2,924,610
Poway Unified School District,
School Facilities Improvement
District Number 2007-1, GO	0.00	8/1/35	12,850,000	b	3,546,729
Sacramento County,
Airport System Senior Revenue	5.00	7/1/24	5,090,000		5,448,234
Sacramento County,
Airport System Senior Revenue	5.13	7/1/25	5,890,000		6,302,653

Sacramento County,
Airport System Senior Revenue	5.00	7/1/40	5,000,000	4,779,250
Sacramento County Sanitation
Districts Financing Authority,
Revenue (Sacramento Regional
County Sanitation District)	5.00	12/1/26	7,000,000	7,585,550
Sacramento County Water Financing
Authority, Revenue (Sacramento
County Water Agency Zones 40
and 41 Water System Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	6/1/25	8,500,000	9,134,100
Sacramento Municipal Utility
District, Electric Revenue	5.00	8/15/28	2,500,000	2,632,350
San Bernardino County,
COP (Capital Facilities
Project)	6.88	8/1/24	5,000,000	6,518,750
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/24	2,265,000	2,267,831
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/34	9,880,000	9,375,231
San Diego County Regional Airport
Authority, Subordinate Airport
Revenue	5.00	7/1/34	6,000,000	5,900,460
San Diego County Water Authority,
Water Revenue	5.00	5/1/31	4,935,000	5,164,922
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	6,045,000	6,247,205
San Diego Public Facilities
Financing Authority, Water
Revenue	5.25	8/1/28	6,000,000	6,509,580
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/23	6,775,000	7,434,208
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.25	5/1/26	4,000,000	4,399,520
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/28	2,000,000	2,069,560
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/29	2,000,000	2,050,780
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/37	10,000,000	10,182,400
San Francisco City and County
Public Utilities Commission,

San Francisco Water Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	11/1/24	13,185,000		14,435,465
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission
Bay South Public Improvements)	0.00	8/1/18	445,000	b	344,390
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission
Bay South Public Improvements)	5.00	8/1/18	1,585,000		1,727,428
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission
Bay South Public Improvements)	0.00	8/1/21	500,000	b	313,310
Santa Margarita Water District
Community Facilities District
Number 2013-1, Special Tax
Revenue (Village of Sendero)	5.63	9/1/43	7,000,000		6,836,480
Sonoma County Junior College
District, GO	5.00	8/1/28	3,000,000		3,203,010
Sonoma County Junior College
District, GO	5.00	8/1/29	2,730,000		2,887,439
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.25	7/1/27	7,485,000		8,176,539
Southern California Public Power
Authority, Revenue (Linden
Wind Energy Project)	5.00	7/1/27	5,830,000		6,206,210
Southern California Public Power
Authority, Revenue (Linden
Wind Energy Project)	5.00	7/1/28	3,145,000		3,315,931
Southern California Public Power
Authority, Revenue (Linden
Wind Energy Project)	5.00	7/1/29	2,230,000		2,328,321
Southern California Public Power
Authority, Revenue (Milford
Wind Corridor Phase I Project)	5.00	7/1/29	11,865,000		12,386,941
Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/27	13,765,000		14,653,255
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/25	1,620,000		1,674,869
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/26	1,115,000		1,136,486
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset

Securitization Corporation)	4.75	6/1/25	1,415,000		1,322,742
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.13	6/1/46	8,850,000		6,430,233
Torrance,
Revenue (Torrance Memorial
Medical Center)	5.00	9/1/40	3,000,000		2,932,620
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.63	1/1/29	8,000,000		8,695,120
Turlock Irrigation District,
Revenue	5.00	1/1/25	5,610,000		5,911,313
Turlock Irrigation District,
Revenue	5.00	1/1/26	8,120,000		8,473,058
University of California Regents,
General Revenue	5.25	5/15/28	10,000,000		11,045,200
University of California Regents,
General Revenue	5.75	5/15/31	8,000,000		8,999,200
University of California Regents,
Limited Project Revenue	5.00	5/15/42	10,000,000		10,020,300
University of California Regents,
Medical Center Pooled Revenue	5.00	5/15/43	10,000,000		9,727,800
West Kern Community College
District, GO (Insured; XLCA)	0.00	11/1/20	1,000,000	b	737,810
U.S. Related--8.0%
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	3,300,000		3,534,531
Guam,
LOR (Section 30)	5.63	12/1/29	2,850,000		2,919,797
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.63	7/1/40	2,000,000		1,887,700
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.00	7/1/21	10,000,000		8,781,000
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.13	7/1/37	3,730,000		2,488,283
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/22	2,000,000		1,710,520
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/22	4,000,000		3,467,720
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/28	6,040,000		4,515,927
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/28	5,000,000		3,846,300
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/42	2,270,000		1,510,844
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/30	10,000,000		7,701,000
Puerto Rico Highway and
Transportation Authority,

Highway Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.25	7/1/16	130,000	150,164
Puerto Rico Highway and
Transportation Authority,
Highway Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.25	7/1/16	2,870,000	3,063,180
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing
Authority, HR (Hospital
Auxilio Mutuo Obligated Group
Project)	6.00	7/1/33	2,450,000	2,263,016
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/28	10,200,000	8,066,670
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	5,000,000	4,054,350
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.38	8/1/39	4,500,000	4,257,675
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	7,500,000	6,684,375
University of Puerto Rico,
University System Revenue	5.00	6/1/23	10,000,000	8,158,600
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Notes)	5.00	10/1/25	5,000,000	5,137,650
Total Long-Term Municipal Investments
(cost $1,028,698,112)				1,043,171,027

Short-Term Municipal	Coupon	Maturity	Principal
Investments--.5%	Rate (%)	Date	Amount ($)		Value ($)
California:
California,
GO Notes
(Kindergarten-University)
(LOC; Citibank NA)	0.04	9/3/13	1,000,000	e	1,000,000
California Infrastructure and
Economic Development Bank,
Revenue, Refunding (Los
Angeles County Museum of
Natural History Foundation)
(LOC; Wells Fargo Bank)	0.04	9/3/13	4,300,000	e	4,300,000
Total Short-Term Municipal Investments
(cost $5,300,000)					5,300,000
Total Investments (cost $1,033,998,112)			99.6%		1,048,471,027
Cash and Receivables (Net)			.4%		4,475,264
Net Assets			100.0%		1,052,946,291

a	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2013, these securities amounted to $27,138,570 or 2.6% of net assets.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Collateral for floating rate borrowings.
d

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

e	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2013, Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At August 31, 2013, net unrealized appreciation on investments was $14,472,915 of which $42,795,436 related to appreciated investment securities and $28,322,521 related to depreciated investment securities. At August 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of August 31, 2013 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	1,048,471,027	-	1,048,471,027

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of

Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available,

or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.

-          Dreyfus California AMT-Free Municipal Bond Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 22, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	October 22, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)